SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 9:- SHAREHOLDERS' EQUITY

a.	Composition of share capital:

	December 31, 2012		December 31, 2011
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Ordinary shares of £0.01 par value each	49,800,000	13,369,809	49,800,000	12,098,597
Deferred A shares of £0.001 par value	800,000	-	800,000	-
Deferred B shares of £0.001 par value	1,200,000	-	1,200,000	-
Deferred C shares of £0.001 par value	400,000	-	400,000	400,000

The Ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any, declared by the Company.

As for the deferred shares see Note 6.

b.	Shares and warrants issuances:

Since inception through December 31, 2008, the Company issued 10,950,696 ordinary shares of £0.01 par value each. The total proceeds amounted to $ 6,753 (unaudited).

During January to October 2009, the Company issued 410,097 ordinary shares of £0.01 par value each at £0.8 per share. The proceeds amounted to $ 522. The related issuance costs amounted to $ 23.

During May to August 2010, the Company issued 200,778 Ordinary shares of £0.01 par value each at £1 per share. The proceeds amounted to $ 312.

During March to August 2011, the Company issued 522,026 Ordinary shares of £0.01 par value each, in consideration for $ 951, at prices of $ 1.63-$ 1.95 per share, net of $ 60 included in receipt on account of shares as of January 1, 2011. The related issuance costs amounted to $ 21.

In the months January through August 2012, the Company issued 242,500 of ordinary shares, £ 0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of approximately $ 485, net of $ 75 included in receipt on the account of shares as of January 1, 2012. The investors were also granted with warrants to purchase 261,731 ordinary shares, at an exercise price of $ 2.00. In June 2012, the Company issued 10,000 of ordinary shares, £ 0.01 par value each, at a price of $ 2.25 per share, for total gross proceeds of approximately $ 23. This financing round was furnished with 50% warrant coverage, to purchase 5,000 ordinary shares of the Company, at an exercise price of $ 2.25.

In April 2012, the Company modified 39,500 warrants that were issued to investors in January 2012 with an exercise price of $ 1 to a total of 79,000 warrants with an exercise price of $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded deemed dividend in a total amount of $ 33 to additional paid-in capital.

In August 2012, the Company issued 232,558 ordinary shares, £ 0.01 par value each, at a price of $ 1.72 per share, for total gross proceeds of $ 400. This financing round was furnished with 100% warrant coverage, to purchase 232,558 ordinary shares of the Company, at an exercise price of $ 1.72 and contractual life of five years (the "August Financing"). In addition, in August and September, the Company issued 18,375 of ordinary shares, £0.01 par value each, at a price of $ 2.00 per share, for total gross proceeds of $ 37. This financing round was furnished with 100% warrant coverage, to purchase 18,375 ordinary shares of the Company, at an exercise price of $ 2.00 per share and contractual life of five years. If the Company contemplates a private placement of ordinary shares and warrants with an aggregate offering amount which is no greater than $ 20,000 or in any other private placement that occurs prior to December 1, 2012 (the "Private Placement"), in which the equity price and equity linked pricing terms are more favorable to the investors, the Company will modify the terms to reflect any more favorable pricing terms provided to the other investors in the Private Placement on a $ 1 for $ 1 basis, in lieu of cash consideration. (the "Most Favored Nation").

On November 30, 2012, the Company completed a private placement under the November Purchase Agreement (the " November Purchase Agreement"), by and among the Company and certain investors (the "November Financing"). As part of the November Financing, the Company sold an aggregate of 751,500 Ordinary Shares at $ 2.00 per share for gross proceeds of $ 1,503 (the "November Shares") and 375,750 warrants to purchase an aggregate of 375,750 Ordinary Shares (the "November's Warrants").

Under the November Financing, the Company also entered into the November Registration Rights Agreement with the investors pursuant to which the Company is required to file a registration statement to register the resale of up to 133% of the number of Ordinary Shares issued in the November Financing and that may be issued upon exercise of the November's Warrants. The Company agreed to file a registration statement no later than 30 days after January 3, 2013 and to have the registration statement declared effective no later than the earlier of (a) the 90th day after the Self Filing Effective Date (or 120 days if the registration statement is reviewed by the SEC) or (b) the third day after the Company is notified that the registration statement will not be reviewed or is no longer subject to review. In February 2013, the registration statement was declared effective.

As part of the November Financing, the Company issued to the investors the November's Warrants to purchase Ordinary Shares at an initial exercise price of $ 2.00 per share, exercisable for a term of five years. The exercise price is subject to standard anti-dilution adjustments.

In addition, under the terms of the November Purchase Agreement, from the date each investor entered into the November Purchase Agreement until the earlier of (i) the six month anniversary of the effective date of a registration statement or (ii) the date immediately following the 20 consecutive trading days wherein the trading volume for the Ordinary Shares or ADSs exceeds $ 100 per trading day, each investor may elect to exchange all of its shares and warrants for any such additional securities issued by the Company in a subsequent financing (as defined in the November Purchase Agreement), on the same terms and conditions as provided to the investors in a subsequent financing on a $ 1 for $ 1 basis, in lieu of cash consideration (the "November Most Favored Nation").

Due to the November Most Favored Nation terms, the most favored nation terms for the investors in the November Financing were extended to 2 years and the investors also received warrants with a January Down Round Protection (as defined in note 14b) in January 2013. (See Note 14b)

In relation to the issuances of August Financing through November Financing, the Company first allocated the proceeds to the detachable warrant, that due to the most favored nation terms and in accordance with ASC 815 is being considered a freestanding liability instrument that is measured at fair value at each reporting date, based on its fair value, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense. The remaining proceeds were allocated to the shares and were recorded to equity. The issuance costs in relation to the November Financing in the amount of $ 190 (the "2012 Issuance Costs") were allocated between the warrants and the shares in proportion to the allocation of the proceeds. The portion of the 2012 Issuance Costs that were allocated to the warrants in the amount of $ 27 was recorded as financial expense in the Company's statement of comprehensive loss. The portion of the 2012 Issuance Costs that were allocated to the shares in the amount of $ 163 was recorded to additional paid in capital.

The fair value of warrants granted was valued by using the Black-Scholes call option pricing model. The anti-dilution adjustments of August Most Favored Nation and the November Most Favored Nation were calculated by using Black-Scholes put option model since its similar to put options by providing a guaranteed price for an underlying instrument and offer insurance against dilution. The Company used different parameters for the warrants call option and the warrants put option since the expected life of the most favored nation terms was shorter than the expected life of the warrants. Fair values were estimated during 2012 using the following assumptions for the warrants call option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	79.61%-86.31%
Risk-free interest	0.12%-0.21%
Expected life	0.92-1.42 years

Fair values were estimated during 2012 using the following assumptions for the warrants put option (range of annualized percentages):

Year ended December 31,
2012

Dividend yield	0%
Expected volatility	67%-83%
Risk-free interest	0.11%-0.28%
Expected life	0.25-1.04 years

The initial fair value of the detachable warrant granted on August 29, August 29, September 28 and November 30 (the "Detachable Warrants") was $ 93, $ 4, $ 4 and $ 210, respectively.

On December 1, 2012, the fair value of the detachable warrant related to the issuances of August 2012 through September 2012 was $ 141. The change in fair value in the amount of $ 40 was recorded as financial expense in the Company's statement of comprehensive loss. Upon the lapse of the Most Favored Nation period on December 1, 2012, the detachable warrant was reclassified to additional paid in capital.

On December 31, 2012, the fair value of the detachable warrant related to the November Financing was $ 188. The change in fair value in the amount of $ 22 was recognized as financial income in the Company's statement of comprehensive loss.

c.	Share option plan:

In August 2007, the Company adopted the share option plan (the "Plan"). The number of shares that may be issued upon exercise of options under the plan shall not exceed 1,365,000 shares. As of December 31, 2012, 541,010 ordinary shares are available for future issuance under the Plan.

The weighted-average estimated fair value of stock options granted and vested during the year ended December 31, 2012 was $ 1.09 and $ 1.08 per share, respectively, using the Black-Scholes option pricing. The weighted-average estimated fair value of non-vested stock options as of December 31, 2012 was $ 1.10 and per share, using the Black-Scholes option pricing. No options were granted in the year ended December 31, 2011 and 2010. There are no unvested options as of December 31, 2011. The following is a summary of the Company's stock option activity related to employees and directors and related information for the period ended December 31, 2012:

	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of the period	360,527	$1.29
Changes during the period:
Granted	410,000	$1.58

Options outstanding at end of the period	770,527	$1.44	7.2	$169

Vested and expected to vest	770,527	$1.44	7.2	$169

Options exercisable at end of the period	540,527	$1.38	6.3	$152

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's stock price on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

During the year ended December 31, 2012, the Company recorded $ 389 in share based compensation expenses. As of December 31, 2012, total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans was $ 57. That cost is expected to be recognized over a weighted-average period of 2.5 months.

d.	On January 18, 2005 and March 12, 2007, the chairman of the Company's board received warrants from the principle shareholder to purchase from it 50,700 and 152,000 Ordinary shares in consideration for par value of £0.01 and $ 1.55 per share, respectively. The options were fully vested and valid for 10 years from grant date. The benefit in respect of the options totaling $ 246 (unaudited) was included in the financial statements at grant date.

On March 1, 2011 the exercise price of 152,000 options granted on March 12, 2007 was adjusted to £0.01. The value of the benefit from the change in option terms (the difference between the options' value before the reduction in exercise price and the options' value after the reduction in exercise price) totaling $ 95, was recorded as an expense in 2011. The options' fair value as of March 1, 2011 was determined based on $ 1.63 share price, expected volatility of 86%, risk-free interest rate of 1.85%, expected dividend rate of 0%, and an expected life of 3 years.

e.	Options and warrants to service providers:

The options and warrants outstanding as of December 31, 2012 that were granted to the Company's service providers are as follows:

Grant date	Number of options	Exercise price	Expiration date

August 28, 2007 (2)	20,475	1.29	August 28, 2017
May 27, 2009 (2)	30,000	1.56	May 27, 2019
February 12, 2012 (4)	309,492	2.00	February 12, 2017
April 26, 2012 (3)	90,000	2.00	March 19, 2017
June 27, 2012 (5)	2,988	1.75	June 21, 2022
November 30, 2012 (6)	90,180	2.00	November 30, 2017

	543,135

1.	In February 2005, Yissum was granted 300,000 options. Each option is exercisable into one Ordinary share of £0.01 par value. The options are exercisable over 5 years, according to their compliance with the agreed milestones, as defined in the option grant agreement, over a period of three years until February 3, 2008.

The Company recorded compensation cost as a liability related to stock based compensation in a total amount of $ 2 and $ 3 in 2010 and 2011, respectively. 285,000 options expired in 2008 and 15,000 options were exercised in 2011.

2.	In August 2007 and May 2009, the Company granted 20,475 and 30,000 fully vested options, respectively, to the pre-clinical development consultant. The fair value of the options was $ 29 (unaudited) and $ 33, respectively. Since the exercise price of such options is denominated in a currency that is different from the Company's functional currency, the Company accounts for such options as a liability. The fair value of the options was estimated each cut-off date using the Black-Scholes options valuation model.

The changes in fair value were recorded as financial expense (income). The Company recorded financial income in the amount of $ 3 for each of the years ended December 31, 2012 and 2011. The Company also recorded financial expense in the amount of $ 5 for the year ended 2010.

In June 2012, the Company increased and changed the denominated currency of the exercise price of the options that were issued in May 2009 from £ 0.8 to $ 1.56 resulting in the options being reclassified from a liability to equity. The Company accounted for this change as a modification in accordance with ASC 718. The Company calculated the incremental value of this modification. Since there was no incremental value, the Company only reclassified the related liability in the amount of $ 35 to additional paid-in capital.

3.	In 2011, the Company granted 35,000 fully vested warrants to the Finder (as defined below) under a consulting agreement that was signed in 2011 ("2011 Consulting Agreement"). The exercise price was $ 1 and the contractual life is five years. The fair value of the warrants in the amount of $ 45 was recorded to additional paid-in capital. In the months January and February 2012, the Company granted additional 10,000 fully vested warrants to the Finder under the 2011 Consulting Agreement. The exercise price was $ 1 per share and the contractual life is five years. The fair value of the warrants in the amount of $ 12 was recorded to additional paid-in capital.

In April 2012, the Company modified the amount of warrants that were granted to the Finder from a total of 45,000 warrants to 90,000 warrants and also modified the exercise price from $ 1 to $ 2. The Company accounted for these changes as modifications in accordance with ASC 718. The Company calculated the incremental value of these modifications and recorded compensation cost in a total amount of $ 38 to additional paid-in capital

On February 29, 2012, the Company entered into an agreement with an independent contractor (the "Finder"), for the purpose of introducing the Company to potential investors ("Finder's Agreement"). In the event that during the term of this agreement, an approved investor will consummate a cash investment, then the Finder shall be entitled to (i) a cash payment in an amount equal to 7% of the amount invested; and (ii) that number of ordinary shares of the Company issuable for a cash investment equal to 7% of the investment amount based upon the price per share pursuant to which the approved investor participated; less consulting consideration otherwise paid or payable to the Finder pursuant to a new consulting agreement that was signed in 2012 (the "2012 Consulting Agreement").

Between March through June 2012, the Company committed to grant an additional 20,000 fully vested warrants to the Finder under the 2012 Consulting Agreement (the "Finder's Warrants"). The exercise price was $ 2 per share and the contractual life is five years. The board of directors did not ratify the grant of the Finder's Warrants. Pursuant to the terms of the Finder's Agreement, the Company only issued, in September 2012, 16,279 ordinary shares, £0.01 par value each, and is obligated to pay $ 28 in cash, in relation with the August Financing (the "August Finder's Fee"), since the consulting fees pursuant to 2012 Consulting Agreement were lower than August Finder's Fee. The Company recorded an amount of $ 52 of stock-based compensation expenses in the statement of comprehensive loss during the year ended December 31, 2012. After the August Financing, the Consulting Agreement was terminated.

4.	On February 12, 2012, the Company settled part of an outstanding debt to a related party by issuance of fully vested warrants to purchase 309,492 ordinary shares, £ 0.01 par value each. See also Note 12.

5.	On June 27, 2012, the Company granted 2,988 options which shall vest on December 27, 2012. The Company recorded compensation expense in the amount of $ 2 in the statement of comprehensive loss during the year ended December 31, 2012.

6.	On August 23, 2012, the Company entered into an agreement with an agent (the "Agent") to advise the Company on a private placement offering and as a contact with potential financing sources for the Company (the "Agent Agreement"). The Company agreed to pay the Agent a cash transaction fee in the amount of between 7% - 8% of the amount of the financing; and warrants equal to 7% - 8% of the stock and warrants issued in the financing at an exercise price equal to the investor's warrant exercise price. If the Agent raises at least $ 5,000, then he is entitled to receive a total of 10% warrants, retroactively. The consideration that is paid to the Agent is treated as issuance expenses. Pursuant to the terms of the Agent Agreement, the Company issued 90,180 warrants and paid $ 120 in cash, for advisory services in relation with the November 2012 Financing.

f.	Share-based payment:

The share based expense recognized in the financial statements for services received from employees and non-employees is shown in the following table:

	Year ended December 31,
	2012	2011	2010

Research and development, net	$(2)	$-	$7
General and administrative expenses	469	140	-
Financial (income), net	(82)	(120)	(102)

	$385	$20	$(95)